Schedule of share based payment arrangements (Details)		6 Months Ended
	Aug. 28, 2020	Jun. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Vesting conditions	5 years
Bonus shares [member]
IfrsStatementLineItems [Line Items]
Grant date		August 28,2020
Quantity granted (shares) | shares		720,000
Fair value per unit | $ / shares		$ 2.1610
Contract period		5 years
Vesting conditions		5 years
Bonus shares one [member]
IfrsStatementLineItems [Line Items]
Grant date		January 30, 2026
Quantity granted (shares) | shares		2,850,129
Fair value per unit | $ / shares		$ 0.4322
Vesting conditions		Immediately, 1year, and 3 years’ service
Bonus shares one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contract period		1 year
Bonus shares one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Contract period		3 years